Stock-Based Compensation	12 Months Ended
Dec. 31, 2012
Stock-Based Compensation

15. Stock-Based Compensation

From the date of inception through December 31, 2012, TransUnion Holding recognized stock-based compensation of $3.0 million, with a related income tax benefit of approximately $1.1 million. For the eight months ended December 31, 2012, TransUnion Corp. Successor recognized $2.6 million of stock-based compensation, with a related income tax benefit of approximately $0.9 million. For the four months ended April 30, 2012, TransUnion Corp. Predecessor recognized $90.0 million of stock-based compensation, with a related income tax benefit of approximately $32.4 million. Stock-based compensation recognized by TransUnion Corp. Predecessor in 2011 and 2010 totaled $4.6 million and $31.8 million, respectively. The income tax benefit related to stock-based compensation was approximately $1.7 million and $11.5 million in 2011 and 2010, respectively.

In connection with the 2010 Change in Control Transaction described in Note 2, “Change in Control Transactions,” the Company adopted the TransUnion Corp. 2010 Management Equity Plan, as approved by the stockholders. In connection with the 2012 Change in Control Transaction, all outstanding awards under the 2010 Management Equity Plan immediately vested and TransUnion Corp. Predecessor recognized $88.0 million of additional stock-based compensation, approximately $56.3 million net of tax. Upon the 2012 Change in Control Transaction, the 2010 Management Equity Plan was cancelled and replaced with the TransUnion Holding Company, Inc. 2012 Management Equity Plan, under which stock-based awards may be issued to executive officers, employees and independent directors of the Company. A total of 8.3 million shares have been authorized for grant under the 2012 plan.

Stock Options

During the eight months ended December 31, 2012, the Company granted 6.6 million stock options with a ten-year term under the 2012 Management Equity Plan. Of the stock options granted, 40% vest based on the passage of time (service condition options), and 60% vest based on the passage of time and meeting certain market conditions (market condition options). Service condition options vest over a five-year service period, with 20% vesting on either the first anniversary of the 2012 Change in Control Transaction or one year after the grant date, and 5% vesting each quarter thereafter. Market condition options vest according to the scheduled vesting of service condition options, but are also contingent on meeting the market conditions.

The service condition options had a weighted-average grant date fair value of $4.97 per share, measured using the Black-Scholes valuation model with the following weighted-average assumptions: expected volatility of 59% based on comparable company volatility; expected life of 6.19 years using the simplified method described in SAB No. 110 because we do not have historical data related to exercise behavior; risk-free rate of return of 0.89% derived from the constant maturity treasury curve for a term matching the expected life of the award; and an expected dividend yield of zero. The market condition options had a weighted average grant date fair value of $4.08 per share, measured using a risk-neutral Monte Carlo valuation model, with assumptions similar to those used to value the service condition options.

In connection with a special dividend of $3.41 per common share paid on November 1, 2012, the Company’s compensation committee of the board of directors approved an equitable adjustment to reduce the exercise price of options outstanding at November 9, 2012, from $10.07 to $6.65 per share. Since the Company’s options do not contain mandatory anti-dilution provisions, the adjustment was treated as a modification of the options’ terms and conditions, resulting in $2.8 million of additional compensation expense that is being recognized over the remaining requisite service period.

Stock option activity consisted of the following:

	Shares	Weighted Average Exercise Price(1)	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in millions)
TransUnion Corp. Predecessor outstanding at December 31, 2009	—	$—	—	$—
Granted	3,104,658	24.37
Exercised	—	—
Forfeited	(82,000)	24.37
Expired	—	—

TransUnion Corp. Predecessor outstanding at December 31, 2010	3,022,658	$24.37	9.5	$—
Granted	342,000	28.25
Exercised	(6,500)	24.37
Forfeited	(129,200)	25.77
Expired	(600)	24.37

TransUnion Corp. Predecessor outstanding at December 31, 2011	3,228,358	$24.72	8.6	$63.7
Granted	55,600	44.47
Exercised	(2,100)	24.37
Forfeited	(71,004)	26.35
Expired	(1,200)	24.37
Cancelled in connection with 2012 Change in Control Transaction	(3,209,654)	25.03

TransUnion Corp. Predecessor outstanding at April 30, 2012	—	$—	—	$—
Granted	6,619,789	6.65
Exercised	—	—
Forfeited	(86,980)	6.65
Expired	—	—

TransUnion Holding outstanding at December 31, 2012	6,532,809	$6.65	9.7	$—

Vested and expected to vest as of December 31, 2012	6,115,889	$6.65	9.7	$—
Exercisable at December 31, 2012	—	$—	—	$—

(1)	For periods after April 30, 2012, the weighted average exercise price reflects the November 9, 2012, modified exercise price as discussed above.

In connection with the 2012 Change in Control Transaction, all options outstanding under the 2010 Management Equity Plan were cancelled and existing option holders received $91.2 million in cash consideration for the value of their options. For the four months ended April 30, 2012, and the years ended December 31, 2011 and 2010, the weighted average grant date fair value of options granted was $15.45, $8.28 and $6.07 per share, respectively. The total intrinsic value of options exercised during the four months ended April 30, 2012, and the year ended December 31, 2011 was less than $0.1 million in each period. No options were exercised during 2010.

As of December 31, 2012, stock-based compensation expense remaining to be recognized in future years related to options was $12.2 million for service condition options and $15.2 million for market condition options, with a weighted-average recognition period of 4.6 and 4.4 years, respectively. During the eight months ended December 31, 2012, no options vested under the 2012 Management Equity Plan.

Stock appreciation rights

During the eight months ended December 31, 2012, the Company granted 0.9 million stock appreciation rights (“SARs”) with a ten-year term and an exercise price of $10.07 per share under the 2012 Management Equity Plan. Of the SARs granted, 40% vest over a five-year service period, and 60% vest over a five-year service period, but are contingent on meeting certain market conditions. The SARs provide for cash settlement and are being accounted for as liability awards, with expense recognized based on the award’s fair value and the percentage of requisite service rendered at the end of each reporting period in accordance with ASC 718-30-30-3. In connection with a special dividend of $3.41 per common share paid on November 1, 2012, the Company’s compensation committee of the board of directors approved an equitable adjustment to reduce the exercise price of the SARs outstanding at November 9, 2012, from $10.07 to $6.65 per share.

As of December 31, 2012, none of the SARs were vested or exercisable. Compensation expense remaining to be recognized in future years was $2.5 million based on the fair value of the awards at December 31, 2012.

Restricted stock

During the eight months ended December 31, 2012, the Company granted less than 0.1 million shares of restricted stock that cliff vest after three years under the 2012 Management Equity Plan. The total grant date fair value of the restricted stock was $0.3 million. For the year ended December 31, 2011, the Company did not have any activity with respect to restricted stock. During 2010, all unvested restricted stock previously issued to employees under the TransUnion Corp. Equity Award Program immediately vested upon the 2010 Change in Control Transaction. As a result, the Company recognized $20.7 million of additional stock-based compensation, with a related income tax benefit of approximately $7.5 million.

Restricted stock activity consisted of the following:

	Restricted Stock
	Shares	Weighted Average Grant Date Fair Value
Nonvested at December 31, 2009	1,272,782	$23.74
Granted	556,276	23.03
Vested	(1,805,374)	23.52
Forfeited	(23,684)	23.87

Nonvested at December 31, 2010	—	$—
Granted	—	—
Vested	—	—
Forfeited	—	—

Nonvested at December 31, 2011	—	$—
Granted	25,082	10.07
Vested	—	—
Forfeited	—	—

Nonvested at December 31, 2012	25,082	$10.07

The total fair value of restricted stock vested in 2010 was $44.3 million.